SCHEDULE H, LINE 4i – SCHEDULE OF ASSETS (HELD AT END OF YEAR)	12 Months Ended
Dec. 31, 2025
EBP 004
EBP, Schedule of Asset Held for Investment [Line Items]
SCHEDULE H, LINE 4i – SCHEDULE OF ASSETS (HELD AT END OF YEAR)

ROPER TECHNOLOGIES, INC. EMPLOYEES’ RETIREMENT SAVINGS 004 PLAN
PLAN SPONSOR’S EIN: 51-0263969
PLAN NUMBER: 004
SCHEDULE H, LINE 4i – SCHEDULE OF ASSETS (HELD AT END OF YEAR)
December 31, 2025

(a)	(b) Identify of issue, borrower, lessor, or similar party	(c) Description of investment including maturity date, rate of interest, collateral, par, or maturity value	(e) Current value
	Mutual Funds
*	Vanguard Cash Reserves Federal MM Fund Admiral Shares	Mutual fund	$756,422
*	Vanguard Emerging Markets Stock Index Fund Institutional Shares	Mutual fund	28,181,253
*	Vanguard Mid-Cap Index Fund Institutional Shares	Mutual fund	70,625,339
*	Vanguard Small-Cap Index Fund Institutional Shares	Mutual fund	35,102,658
*	Vanguard Total International Bond Index Fund Institutional Shares	Mutual fund	7,553,927
	Total mutual funds		142,219,599

	Common/Collective Trust Funds
*	Vanguard Retirement Savings Trust III	Common/collective trust	30,901,422
*	Vanguard Developed Markets Index Trust D	Common/collective trust	56,693,366
*	Vanguard Institutional 500 Index Trust D	Common/collective trust	233,332,226
*	Vanguard Institutional Total Bond Market Index Trust D	Common/collective trust	51,841,907
*	Vanguard Target Retirement 2020 Trust Plus	Common/collective trust	37,065,174
*	Vanguard Target Retirement 2025 Trust Plus	Common/collective trust	98,356,757
*	Vanguard Target Retirement 2030 Trust Plus	Common/collective trust	179,885,144
*	Vanguard Target Retirement 2035 Trust Plus	Common/collective trust	216,872,541
*	Vanguard Target Retirement 2040 Trust Plus	Common/collective trust	208,083,327
*	Vanguard Target Retirement 2045 Trust Plus	Common/collective trust	204,232,543
*	Vanguard Target Retirement 2050 Trust Plus	Common/collective trust	184,713,548
*	Vanguard Target Retirement 2055 Trust Plus	Common/collective trust	144,429,691
*	Vanguard Target Retirement 2060 Trust Plus	Common/collective trust	72,870,559
*	Vanguard Target Retirement 2065 Trust Plus	Common/collective trust	17,891,103
*	Vanguard Target Retirement 2070 Trust Plus	Common/collective trust	1,869,068
*	Vanguard Target Retirement Income Trust Plus	Common/collective trust	15,409,140
*	Vanguard Target Retirement Income and Growth Trust Plus	Common/collective trust	1,149,014
	Total common/collective trust funds		1,755,596,530
*	Roper Technologies Common Stock	Common stock	20,349,153
*	Notes receivable from participants	Interest rates ranging from 3.25% to 9.50%	14,737,554
			$1,932,902,836
	* Indicates party-in-interest